UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

QUARTERLY REPORT

May 31, 2011

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 6.9%
Major Banks – 6.9%
Abbey National North America LLC, 0.25%, due 7/12/11	$48,000,000	$48,000,000
Abbey National North America LLC, 0.25%, due 7/19/11	24,860,000	24,860,000
BNP Paribas/New York Branch, 0.52%, due 8/22/11	44,580,000	44,580,000
Royal Bank of Canada/Chicago Branch, 0.33%, due 6/07/11	41,940,000	41,940,000

Total Certificates of Deposit, at Cost and Value		$159,380,000

Commercial Paper (y) – 65.2%
Automotive – 3.1%
Toyota Motor Credit Corp., 0.17%, due 7/11/11	$28,630,000	$28,624,592
Toyota Motor Credit Corp., 0.17%, due 7/15/11	41,661,000	41,652,344

		$70,276,936

Business Services – 2.2%
Cisco Systems, Inc., 0.1%, due 6/30/11 (t)	$50,000,000	$49,995,972

Computer Software - Systems – 2.7%
International Business Machines Corp., 0.07%, due 6/01/11 (t)	$62,259,000	$62,259,000

Conglomerates – 2.8%
Siemens Capital Corp., 0.09%, due 6/20/11 (t)	$44,860,000	$44,857,869
United Technologies Corp., 0.09%, due 6/28/11 (t)	18,685,000	18,683,739

		$63,541,608

Consumer Products – 3.2%
Proctor & Gamble Co., 0.12%, due 6/15/11 (t)	$73,888,000	$73,884,552

Electrical Equipment – 0.7%
General Electric Co., 0.12%, due 6/08/11	$15,500,000	$15,499,638

Electronics – 0.1%
Emerson Electric Co., 0.1%, due 6/02/11 (t)	$2,544,000	$2,543,993

Financial Institutions – 1.8%
General Electric Capital Corp., 0.11%, due 6/24/11	$41,025,000	$41,022,117

Food & Beverages – 6.9%
Coca-Cola Co., 0.12%, due 7/15/11 (t)	$25,534,000	$25,530,255
Coca-Cola Co., 0.15%, due 9/07/11 (t)	18,880,000	18,872,291
Coca-Cola Co., 0.2%, due 8/02/11 (t)	4,050,000	4,048,605
Coca-Cola Co., 0.23%, due 6/13/11 (t)	14,370,000	14,368,898
Nestle Capital Corp., 0.12%, due 8/18/11 (t)	72,887,000	72,868,049
Pepsico, Inc., 0.1%, due 7/20/11 (t)	24,000,000	23,996,733

		$159,684,831

Machinery & Tools – 2.3%
Deere & Co., 0.1%, due 6/23/11 (t)	$53,162,000	$53,158,751

Major Banks – 16.7%
ANZ National (International) Ltd., 0.2%, due 7/19/11 (t)	$65,529,000	$65,511,526
Bank of America Corp., 0.07%, due 6/01/11	50,759,000	50,759,000
Bank of America Corp., 0.22%, due 7/25/11	19,997,000	19,990,401
Barclays U.S. Funding Corp., 0.1%, due 6/01/11	29,463,000	29,463,000
Credit Suisse First Boston, Inc., 0.2%, due 7/14/11	62,750,000	62,735,010
Credit Suisse First Boston, Inc., 0.2%, due 7/20/11	31,003,000	30,994,560
JPMorgan Chase & Co., 0.1%, due 6/24/11	6,809,000	6,808,565
JPMorgan Chase & Co., 0.15%, due 8/15/11	46,428,000	46,413,491
JPMorgan Chase & Co., 0.2%, due 6/14/11	16,569,000	16,567,803
Toronto Dominion Holdings (USA), Inc., 0.13%, due 7/13/11	15,500,000	15,497,649
Toronto Dominion Holdings (USA), Inc., 0.23%, due 6/23/11 (t)	28,542,000	28,537,988

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Major Banks – continued
Westpac Banking Corp., 0.16%, due 7/29/11 (t)	$9,370,000	$9,367,585

		$382,646,578

Medical Equipment – 2.6%
Merck & Co., Inc., 0.1%, due 6/15/11 (t)	$59,843,000	$59,840,673

Other Banks & Diversified Financials – 9.1%
Bank of Nova Scotia, 0.11%, due 6/15/11	$25,960,000	$25,958,890
Bank of Nova Scotia, 0.15%, due 7/08/11	7,422,000	7,420,856
Bank of Nova Scotia, 0.175%, due 8/16/11	37,341,000	37,327,205
Citigroup Funding, Inc., 0.21%, due 7/26/11	34,200,000	34,189,028
Citigroup Funding, Inc., 0.22%, due 7/14/11	23,140,000	23,133,919
Citigroup Funding, Inc., 0.22%, due 7/19/11	18,300,000	18,294,632
Rabobank USA Financial Corp., 0.19%, due 9/12/11	63,850,000	63,815,290

		$210,139,820

Pharmaceuticals – 8.2%
Abbott Laboratories, 0.11%, due 6/29/11 (t)	$6,338,000	$6,337,458
Abbott Laboratories, 0.11%, due 7/06/11 (t)	19,320,000	19,317,934
Abbott Laboratories, 0.12%, due 8/23/11 (t)	32,361,000	32,352,047
Abbott Laboratories, 0.18%, due 6/21/11 (t)	9,820,000	9,819,018
Johnson & Johnson, 0.16%, due 6/03/11 (t)	40,000,000	39,999,644
Novartis Finance Corp., 0.18%, due 8/12/11 (t)	29,974,000	29,963,209
Sanofi-Aventis, 0.28%, due 7/13/11 (t)	50,092,000	50,075,637

		$187,864,947

Retailers – 2.8%
Wal-Mart Stores, Inc., 0.08%, due 6/09/11 (t)	$8,700,000	$8,699,845
Wal-Mart Stores. Inc., 0.09%, due 6/06/11 (t)	55,812,000	55,811,302
		$64,511,147

Total Commercial Paper, at Amortized Cost and Value		$1,496,870,563

U.S. Government Agencies and Equivalents (y) – 5.7%
Federal Home Loan Bank, 0.01%, due 6/01/11	$76,307,000	$76,307,000
Federal Home Loan Mortgage Corp., 0.11%, due 6/06/11	37,000,000	36,999,435
Federal Home Loan Mortgage Corp., 0.16%, due 9/06/11	14,004,000	13,997,963
Federal Home Loan Mortgage Corp., 0.21%, due 6/21/11	3,370,000	3,369,607

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$130,674,005

Floating Rate Demand Notes – 2.2%
Industrial Revenue - Other – 2.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.09%, due 6/01/11	$11,500,000	$11,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.09%, due 6/01/11	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.08%, due 6/01/11	22,000,000	22,000,000

Total Floating Rate Demand Notes, at Cost and Value		$51,400,000

Repurchase Agreements – 20.0%
Bank of America Corp., 0.10%, dated 5/31/11, due 6/01/11, total to be received $229,767,630 (secured by U.S. Treasury and Federal Agency obligations valued at $234,362,436 in an individually traded account)	$229,767,000	$229,767,000
Goldman Sachs Group, Inc., 0.11%, dated 5/31/11, due 6/01/11, total to be received $229,767,692 (secured by U.S. Treasury and Federal Agency obligations valued at $234,363,152 in an individually traded account)	229,767,000	229,767,000

Total Repurchase Agreements, at Cost and Value		$459,534,000

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Total Investments, at Amortized Cost and Value	$2,297,858,568

Other Assets, Less Liabilities – (0.0)%	(181,320)

Net Assets – 100.0%	$2,297,677,248

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $2,297,858,568.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Institutional Money Market Portfolio

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$2,297,858,568	—	$2,297,858,568

For further information regarding security characteristics, see the Portfolio of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.